Acquisitions Dispositions and Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	$ 32,000,000	$ 94,000,000	$ 19,000,000
Goodwill	91,000,000	91,000,000	76,000,000
Transmission Facilities Sold to ETT	21,000,000	18,000,000	123,000,000
Asset Impairments and Other Related Charges	226,000,000	300,000,000	139,000,000
Vertically Integrated Utilities [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Goodwill	37,000,000	37,000,000	37,000,000
Asset Impairments and Other Related Charges	72,000,000	13,000,000	49,000,000
Vertically Integrated Utilities [Member] | Turk Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		13,000,000	49,000,000
Vertically Integrated Utilities [Member] | Big Sandy Plant Unit 2 FGD Project [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	33,000,000
Vertically Integrated Utilities [Member] | Amos Plant Unit 3 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	39,000,000
Reduction to Proposed Transfer Price	83,000,000
Virginia Share of Reduced Price	39,000,000
West Virginia and FERC Jurisdictional Share of Reduced Price	44,000,000
Generation and Marketing [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Goodwill	15,000,000	15,000,000	0
Asset Impairments and Other Related Charges	154,000,000	287,000,000	90,000,000
Generation and Marketing [Member] | Bluestar Energy [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets		70,000,000
Goodwill		15,000,000
Intangible Assets Associated with Sales Contracts and Customer Accounts		58,000,000
Liabilities Associated with Supply Contracts		25,000,000
Generation and Marketing [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	154,000,000		42,000,000
Asset Impairment on Related Material and Supplies Inventory	6,000,000
Fair Value of Generating Unit	0
Generation and Marketing [Member] | Sporn Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			48,000,000
Generation and Marketing [Member] | Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1 to 3, Muskingum River Plant Units 1 to 4, Sporn Plant Units 2 and 4, Picway Plant Unit 5 [Member]

Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		287,000,000
Asset Impairment on Related Material and Supplies Inventory		13,000,000
Fair Value of Generating Unit		0
Corporate and Other [Member] | Enron Bankruptcy [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Settlement of BOA Litigation			425,000,000
Pretax Gain On BOA Settlement			51,000,000
Net Loss Recognized on BOA Settlement			22,000,000
Capital Loss Valuation Allowance On Settlement			56,000,000
Southwestern Electric Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	975,000	1,091,000	8,045,000
Asset Impairments and Other Related Charges	0	13,000,000	49,000,000
Southwestern Electric Power Co [Member] | Turk Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		13,000,000	49,000,000
Ohio Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	4,166,000	2,915,000	2,229,000
Transmission Facilities Sold to ETT	62,975,000	7,320,000	47,463,000
Asset Impairments and Other Related Charges	154,304,000	287,031,000	89,824,000
Ohio Power Co [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	154,000,000		42,000,000
Asset Impairment on Related Material and Supplies Inventory	6,000,000
Fair Value of Generating Unit	0
Ohio Power Co [Member] | Sporn Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			48,000,000
Ohio Power Co [Member] | Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1 to 3, Muskingum River Plant Units 1 to 4, Sporn Plant Units 2 and 4, Picway Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		287,000,000
Asset Impairment on Related Material and Supplies Inventory		13,000,000
Fair Value of Generating Unit		0
Appalachian Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	1,744,000	1,183,000	302,512,000
Asset Impairments and Other Related Charges	39,283,000	0	0
Appalachian Power Co [Member] | Dresden Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets			302,000,000
Appalachian Power Co [Member] | Amos Plant Unit 3 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	39,000,000
Reduction to Proposed Transfer Price	83,000,000
Virginia Share of Reduced Price	39,000,000
West Virginia and FERC Jurisdictional Share of Reduced Price	$ 44,000,000